LONG TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LONG TERM BANK LOANS [Abstract]
Interest expense, long term bank loans	$ 201,978	$ 341,834	$ 133,938
Debt Instrument [Line Items]
Long-term bank loans		4,438,386
Less: current portion		4,438,386
Long-term bank laons, less current portion
Long Term Bank Loan One [Member]
Debt Instrument [Line Items]
Annual rate		7.31%
Repayment date		Apr. 08, 2013
Long-term bank loans		$ 4,438,386